Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Debt securities	£ 75,796	£ 76,369
Repurchase agreements and other similar secured borrowing	14,174	14,517
Other financial liabilities	4,969	5,019
Financial liabilities designated at fair value	249,765	204,326
Cumulative own credit net loss recognised	954	373
Contractual carrying amount due on maturity [member]
Disclosure of financial liabilities [line items]
Debt securities	57,650	56,891
Deposits	22,107	25,725
Repurchase agreements and other similar secured borrowing	177,389	128,706
Other financial liabilities	251	694
Financial liabilities designated at fair value	257,397	212,016
Fair value [member]
Disclosure of financial liabilities [line items]
Debt securities	50,437	49,559
Deposits	21,706	25,526
Repurchase agreements and other similar secured borrowing	177,371	128,547
Other financial liabilities	251	694
Financial liabilities designated at fair value	£ 249,765	£ 204,326